Financial Instruments and Risk Management - Credit and Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Percent of gross accounts receivable over 90 days past due (less than in 2021)	1.00%	2.00%
Allowance for doubtful accounts	$ 7.9	$ 5.7